Policyholder liabilities and unallocated surplus - Analysis of movements, US (Details) £ in Millions	12 Months Ended
	Dec. 31, 2018 ₫ / £	Dec. 31, 2018 ₫ / £ $ / £	Dec. 31, 2018 ₫ / £ ฿ / £	Dec. 31, 2018 ₫ / £ $ / £	Dec. 31, 2018 ₫ / £ RM / £	Dec. 31, 2018 ₫ / £ ₨ / £	Dec. 31, 2018 ₫ / £ Rp / £	Dec. 31, 2018 ₫ / £ $ / £	Dec. 31, 2018 ₫ / £ ¥ / £	Dec. 31, 2018 GBP (£) ₫ / £	Dec. 31, 2017 ₫ / £	Dec. 31, 2017 ₫ / £ $ / £	Dec. 31, 2017 ₫ / £ ฿ / £	Dec. 31, 2017 ₫ / £ $ / £	Dec. 31, 2017 ₫ / £ RM / £	Dec. 31, 2017 ₫ / £ ₨ / £	Dec. 31, 2017 ₫ / £ Rp / £	Dec. 31, 2017 ₫ / £ $ / £	Dec. 31, 2017 ₫ / £ ¥ / £	Dec. 31, 2017 GBP (£) ₫ / £	Dec. 31, 2016 ₫ / £	Dec. 31, 2016 ₫ / £ $ / £	Dec. 31, 2016 ₫ / £ ฿ / £	Dec. 31, 2016 ₫ / £ $ / £	Dec. 31, 2016 ₫ / £ RM / £	Dec. 31, 2016 ₫ / £ ₨ / £	Dec. 31, 2016 ₫ / £ Rp / £	Dec. 31, 2016 ₫ / £ $ / £	Dec. 31, 2016 ₫ / £ ¥ / £	Dec. 31, 2016 GBP (£) ₫ / £	Dec. 31, 2018 $ / £	Dec. 31, 2018 ฿ / £	Dec. 31, 2018 $ / £	Dec. 31, 2018 RM / £	Dec. 31, 2018 ₨ / £	Dec. 31, 2018 Rp / £	Dec. 31, 2018 $ / £	Dec. 31, 2018 ¥ / £	Dec. 31, 2018 GBP (£)	Oct. 31, 2018	Dec. 31, 2017 $ / £	Dec. 31, 2017 ฿ / £	Dec. 31, 2017 $ / £	Dec. 31, 2017 RM / £	Dec. 31, 2017 ₨ / £	Dec. 31, 2017 Rp / £	Dec. 31, 2017 $ / £	Dec. 31, 2017 ¥ / £	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 $ / £	Dec. 31, 2016 ฿ / £	Dec. 31, 2016 $ / £	Dec. 31, 2016 RM / £	Dec. 31, 2016 ₨ / £	Dec. 31, 2016 Rp / £	Dec. 31, 2016 $ / £	Dec. 31, 2016 ¥ / £	Dec. 31, 2015 ₫ / £	Dec. 31, 2015 $ / £	Dec. 31, 2015 ฿ / £	Dec. 31, 2015 $ / £	Dec. 31, 2015 RM / £	Dec. 31, 2015 ₨ / £	Dec. 31, 2015 Rp / £	Dec. 31, 2015 $ / £	Dec. 31, 2015 ¥ / £
Analysis of movements in policyholder liabilities and unallocated surplus
Average exchange rate	30,732.53	1.34	43.13	1.80	5.38	91.25	18,987.65	10.46	8.82		29,279.71	1.29	43.71	1.78	5.54	83.90	17,249.38	10.04	8.71		30,292.79	1.35	47.80	1.87	5.61	91.02	18,026.11	10.52	8.99
Closing exchange rate	29,541.15	29,541.15	29,541.15	29,541.15	29,541.15	29,541.15	29,541.15	29,541.15	29,541.15	29,541.15	30,719.60	30,719.60	30,719.60	30,719.60	30,719.60	30,719.60	30,719.60	30,719.60	30,719.60	30,719.60	28,136.99	28,136.99	28,136.99	28,136.99	28,136.99	28,136.99	28,136.99	28,136.99	28,136.99	28,136.99	1.27	41.47	1.74	5.26	88.92	18,314.37	9.97	8.74			1.35	44.09	1.81	5.47	86.34	18,353.44	10.57	8.81		1.24	44.25	1.79	5.54	83.86	16,647.30	9.58	8.59	33,140.64	1.47	53.04	2.09	6.33	97.51	20,317.71	11.42	9.57
Operating segments excluding intra-group amounts
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position										£ 411,211										£ 388,996
Premiums										41,138										41,892
Surrenders										(21,714)										(20,035)
Maturities/deaths										(10,786)										(11,109)
Net flows										8,638										10,748
Reinsurance accepted on closed block of group annuities										4,143
Investment-related items and other movements										(18,264)										35,579
Foreign exchange translation differences										14,288										(20,125)
Policyholder liabilities on the consolidated statement of financial position										409,262										411,211										£ 388,996
Average Policy liability																																							£ 419,722										£ 407,038
Jackson (US insurance operations)
Analysis of movements in policyholder liabilities and unallocated surplus
Average exchange rate | $ / £		1.34										1.29
Closing exchange rate | $ / £																															1.27										1.35
Percentage of reinsurance agreement coverage																																								100.00%
Jackson (US insurance operations) | John Hancock Life Insurance Company and its New York affiliate
Analysis of movements in policyholder liabilities and unallocated surplus
Percentage of reinsurance agreement coverage																																								100.00%
Jackson (US insurance operations) | Operating segments excluding intra-group amounts
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position										180,724										177,626
Premiums										13,940										15,219
Surrenders										(12,141)										(10,017)
Maturities/deaths										(2,012)										(2,065)
Net flows										(213)										3,137
Reinsurance accepted on closed block of group annuities										4,143
Investment-related items and other movements										(9,999)										16,251
Foreign exchange translation differences										10,945										(16,290)
Policyholder liabilities on the consolidated statement of financial position										185,600										180,724										177,626
Average Policy liability																																							182,126										179,175
Jackson (US insurance operations) | Operating segments excluding intra-group amounts | Variable annuity separate account
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position										130,528										120,411
Premiums										10,969										11,529
Surrenders										(8,797)										(6,997)
Maturities/deaths										(1,085)										(1,026)
Net flows										1,087										3,506
Transfers from general to separate account										530										2,096
Investment-related items and other movements										(11,561)										15,956
Foreign exchange translation differences										7,636										(11,441)
Policyholder liabilities on the consolidated statement of financial position										128,220										130,528										120,411
Average Policy liability																																							129,374										125,469
Jackson (US insurance operations) | Operating segments excluding intra-group amounts | Fixed annuity, GIC and other business
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position										50,196										57,215
Premiums										2,971										3,690
Surrenders										(3,344)										(3,020)
Maturities/deaths										(927)										(1,039)
Net flows										(1,300)										(369)
Reinsurance accepted on closed block of group annuities										4,143
Transfers from general to separate account										(530)										(2,096)
Investment-related items and other movements										1,562										295
Foreign exchange translation differences										3,309										(4,849)
Policyholder liabilities on the consolidated statement of financial position										£ 57,380										£ 50,196										£ 57,215
Average Policy liability																																							£ 52,752										£ 53,706